EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Equity
EQUITY

16.	EQUITY

(a)	Issued capital

	December 31,	June 30,
	2023	2024	2024
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Preferred shares authorized: June 30, 2024: 10,000,000, (December 31, 2023: 10,000,000) preferred shares, no par value

Preferred shares issued and fully issued paid: June 30, 2024: Nil, (December 31, 2023: Nil) preferred shares, no par value	—	—	—

Common shares authorized: June 30, 2024: 200,000,000, (December 31, 2023: 200,000,000) common shares, no par value

Common shares issued and fully paid:
June 30, 2024: 9,865,767*, (December 31, 2023: 8,377,897) common shares, no par value	450,782	450,782	62,029

	Number of shares	Share capital
		CNY	US$

As of January 1, 2023	40,948,082	450,782	62,029

Effect of Five-to-One Share Combination	(32,750,185)	—	—

Equity-settled share-based payments	180,000	—	—

As of December 31, 2023 and January 1, 2024	8,377,897	450,782	62,029

Common shares issued through private placement*	1,487,870	—	—

As of June 30, 2024	9,865,767	450,782	62,029

* On February 16, 2024, the Company entered into a securities purchase agreement with certain institutional investors, pursuant to which the Company agreed to issue and sell, (i) in a registered direct offering, up to an aggregate of 1,487,870 of common shares with no par value of the Company at a per share purchase price of US$2.20 (the “Registered Offering”), and (ii) in a concurrent private placement, warrants initially exercisable for the purchase of an aggregate of 1,115,903 common shares of the Company at an exercise price of $3.00 per share. The Registered Offering was closed on February 21, 2024.

The Company recognized the warrants issued to the investors as derivative financial liabilities (Note 14.b) at the fair value of the warrants on the issue date, which amounted to CNY8,229 (US$1,145*), as the investors have the right to exercise their warrants on a cashless basis according to the agreement clause. Per IAS 32, a contract settled by a single net payment (generally referred to as net cash-settled or net equity-settled as the case may be) is a financial liability and not an equity instrument. The gross proceeds of this offering less the fair value of warrants issued to investors amounted to CNY15,305 (US$2,129*) and was recorded in share capital.

Upon the closing of this offering and the private placement, the Company paid or committed to pay fees and offering expenses of CNY5,250 (US$730*), which consists of 8% of gross proceeds and certain expenses reimbursement to the placement agent in cash and the offering expenses related to other professional services. The total amount of fees and offering expenses were allocated to the issuance of common shares and investor warrants according to their fair value at the date of issuance. The amount allocated to the issuance of the shares of CNY3,414 (US$475*) have been charged directly to equity as a reduction in share capital. The amount allocated to the issuance of investor warrants of CNY1,836 (US$255*) were expensed and are included in administrative expenses. The Company recognized a fair value gain of CNY3,862 (US$ 531) on the derivative financial liabilities (Note 5) from the closing date to June 30, 2024.

*As the changes in equity from this private placement transaction are dominated in US$, all the amount in US$ of this disclosure paragraph are actual transaction amount and corresponding amount in CNY were translated from US$ at the applicable exchange rate of the closing date.

(b)	Other capital reserve

Other capital reserves of the Company are mainly for equity-settled share-based compensation, the exercise of stock options, the exercise of warrants, the business combination and the deemed contribution from the Shareholder of the Company and related companies.

24.	EQUITY

(a)	Issued capital

	December 31,
	2022	2023	2023
	CNY	CNY	US$

Authorized:
10,000,000 preferred shares, no par value	—	—	—
200,000,000 common shares, no par value	—	—	—

Common shares issued and fully paid:
December 31, 2023: 8,377,897 (December 31, 2022: 40,948,082*) common shares, no par value	450,782	450,782	63,682

	Number of shares	Share capital
		CNY	US$

As of January 1, 2022，December 31, 2022 and January 1, 2023	40,948,082	450,782	63,682

Effect of Five-to-One Share Combination*	(32,750,185)	—	—

Equity-settled share-based payments	180,000	—	—

As of December 31, 2023	8,377,897	450,782	63,682

*	The numbers of common shares above are before giving effect to the Share Combination which became effective on April 3, 2023. On April 3, 2023, the Company effected a share combination in which all of the Company's issued and outstanding ordinary shares were combined on a 5-to-1 basis. The basic and diluted earnings/(loss) per ordinary share has been retrospectively adjusted to reflect the impact of the share combination. All outstanding options, warrants and other rights to purchase the Company's common shares were adjusted proportionately as a result of the share combination.

(b)	Other capital reserves

	Other capital reserves
	CNY	US$

As of January 1, 2022	719,110	101,589

Equity inventive share-based payment (Note 26)	16,209	2,290

As of December 31, 2022	735,319	103,879

As of January 1, 2023	735,319	103,879

Deemed distribution from the controlling shareholder (Note 3)	20,382	2,880

Equity-settled share-based payments	3,074	435

As of December 31, 2023	758,775	107,194

Other capital reserves of the Company are mainly for equity-settled share-based compensation, the exercise of stock options, the exercise of warrants, the business combination and the deemed contribution from the Shareholder and related companies.

(c)	Dividend restrictions and reserves

Due to the Group's structure, the payment of dividends is subject to numerous controls imposed under PRC law, including foreign exchange control on the conversion of the local currency into U.S. dollars and other currencies.

In accordance with the relevant PRC regulations, appropriations of net income as reflected in its PRC statutory financial statements are to be allocated to each of the general reserve and enterprise expansion reserve, respectively, as determined by the resolution of the Board of Directors annually.